1933 Act/Rule 497(j)


                                October 29, 1997




VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Phoenix Worldwide Opportunities Fund
         Registration No. 2-16590

To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on October 24, 1997.


                               Very truly yours,


                               /s/ Edwin L. Kerr
                               Edwin L. Kerr, Counsel
                               Phoenix Home Life Mutual Insurance Company